UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street   Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 1/31/13

Item 1.  Reports to Stockholders.

Changing Parameters Fund

Semi-Annual Report

January 31, 2013

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Changing Parameters Fund

Shareholders Letter

January 31, 2013

The Changing Parameters Fund (the "Fund") began trading on October 2, 2006.  The strategy of the Fund is to enter the market when our proprietary models indicate a suitable uptrend in one or more bond market sectors.  When the models no longer indicate an uptrend, the Fund seeks to be defensive and move into shorter duration sectors of the bond market and/or money market instruments.

The Fund's results for this 6-month period were positive.  Gains in mutual fund bond investments were the primary contributor to the increase in share price.  Top performing sectors included, Multi-sector bond funds, High Yield bond funds, Emerging Market bonds and High Yield Municipal bonds.  All positions are consistent with the Fund’s overall investment strategy.  The Fund's opening price for the period was $9.66 a share, and as of the end of January, it was $9.74, after paying a dividend of $0.3503 in December of last year.  The Fund’s return for the period exceeded that of the Barclay’s Long Treasury Index but was not as great as the Russell 2000 Index or NASDAQ 100 Index.

Fund management for the period emphasized safety and seeking to reduce sudden downward moves by using investment classes that often have lower volatility, such as high yield bonds. This limited the number of dramatic swings, while at the same time generated slower but steadier growth.

Robert Levenson               Howard Smith

Fund Manager

                  Fund Manager

The Barclay’s Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small- capitalization company performance.   The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ Stock Market (“NASDAQ”).  Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

The data quoted above represents past performance and does not indicate future returns.  The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.  Total return is calculated assuming reinvestment of all dividends.  For more performance numbers current to the most recent month-end please call 1-650-327-7705.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual fund investing involves risk, including loss of principal.  An investor should also consider the Fund’s investment objective, risks, charges and expenses carefully before investing.  This and other information about the Fund is contained in the Fund’s prospectus, which can be obtained by calling 1-650-327-7705.  Please read the prospectus carefully before investing.  The Changing Parameters Fund is offered through Northern Lights Distributors, LLC, member FINRA.

Review Code:  0519-NLD-2/26/2013

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS
January 31, 2013 (Unaudited)

Shares		Value
	MUTUAL FUNDS - 98.5%
	DEBT FUNDS - 98.5%
863,189	BlackRock GNMA Portfolio - Institutional Class	$ 7,043,625
1,246,732	DoubleLine Total Return Bond Fund - I Shares	14,125,527
272,392	MFS Municipal High Income Fund - A Shares	2,271,750
435,651	Nuveen High Income Fund - I Shares	4,025,411
760,857	Nuveen High Yield Municipal Bond Fund - I Shares	13,185,656
1,050,809	PIMCO High Yield Fund - Institutional Shares	10,171,830
1,322,095	PIMCO Income Fund - Institutional Shares	16,579,073
991,566	RidgeWorth High Income Fund - I Shares	7,208,683
637,241	SEI Institutional International Trust - Emerging Markets Debt Fund - A Shares	7,366,507
1,166,508	TCW Total Return Bond Fund - I Shares	12,015,031
707,611	Transamerica AEGON High-Yield Bond - I Shares	6,977,047
728,665	Western Asset Global High Yield Bond Fund - I Shares	5,406,696
	TOTAL MUTUAL FUNDS (Cost $101,975,846)	106,376,836

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUNDS - 1.5%
320,824	Dreyfus Government Cash Management	320,824
	Management - Institutional Class, 0.01% +
320,824	Fidelity Institutional Money Market Funds - Government	320,824
	Portfolio - Class I, 0.01% +
320,825	Goldman Sachs Financial Square Funds -	320,825
	Government Fund - Institutional Class, 0.02% +
320,825	JPMorgan U.S. Government Money	320,825
	Market Fund - Capital Class, 0.01% +
320,825	Milestone Treasury Obligations Portfolio -	320,825
	Institutional Class, 0.01% +
		1,604,123
Principal
	U.S. TREASURY - 0.2%
$200,000	United States Treasury Bill, due 7/11/2013, 0.105% *	199,938

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,804,061)	1,804,061

	TOTAL INVESTMENTS - 100.2% (Cost $103,779,907) (a)	$ 108,180,897
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(165,101)
	NET ASSETS - 100.0%	$ 108,015,796

*Discount rate at time of purchase.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2013.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $103,780,861 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ 4,431,435
	Unrealized Depreciation	(31,399)
	Net Unrealized Appreciation	$ 4,400,036

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2013 (Unaudited)

Assets:
Investments in Securities at Value (identified cost $103,779,907)	$108,180,897
Deposits with Broker	116,683
Dividends and Interest Receivable	402,541
Prepaid Expenses and Other Assets	7,190
Total Assets	108,707,311

Liabilities:
Payable for Securities Purchased	404,841
Accrued Advisory Fees	137,992
Payable for Fund Shares Redeemed	94,829
Payable to Other Affiliates	33,959
Other Accrued Expenses	19,894
Total Liabilities	691,515

Net Assets (Unlimited shares of no par value interest authorized;
11,084,863 shares of beneficial interest outstanding)	$108,015,796

Net Asset Value, Offering and Redemption Price Per Share
($108,015,796 / 11,084,863 shares of beneficial interest outstanding)	$ 9.74

Composition of Net Assets:
At January 31, 2013, Net Assets consisted of:
Paid-in-Capital	$110,505,403
Undistributed Net Investment Income	759,954
Accumulated Net Realized Loss on Investments and Securities Sold Short	(7,650,551)
Net Unrealized Appreciation on Investments	4,400,990
Net Assets	$108,015,796

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2013 (Unaudited)

Investment Income:
Dividend Income	$ 3,271,252
Interest Income	352
Total Investment Income	3,271,604

Expenses:
Investment Advisory Fees	786,609
Administration Fees	58,472
Fund Accounting Fees	26,030
Transfer Agent Fees	18,075
Audit Fees	11,919
Custody Fees	10,223
Compliance Officer Fees	9,299
Registration & Filing Fees	5,546
Printing Expenses	5,542
Legal Fees	4,521
Trustees' Fees	3,025
Insurance Expense	2,667
Miscellaneous Expenses	1,206
Total Expenses	943,134

Net Investment Income	2,328,470

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Transactions From:
Investments	198,067
Distributions of Realized Gains by Underlying Investment Companies	356,275
Net Realized Gain	554,342

Net Change in Unrealized Appreciation on Investments	1,744,609

Net Realized and Unrealized Gain on Investments	2,298,951

Net Increase in Net Assets Resulting From Operations	$ 4,627,421

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2013	July 31, 2012
	(Unaudited)
Operations:
Net Investment Income	$ 2,328,470	$ 2,651,745
Net Realized Gain (Loss) on Investments and Securities Sold Short	198,067	(730,559)
Distributions of Realized Gains by Underlying Investment Companies	356,275	9,749
Net Change in Unrealized Appreciation on Investments	1,744,609	2,242,084
Net Increase in Net Assets
Resulting From Operations	4,627,421	4,173,019

Distributions to Shareholders From:
Net Investment Income ($0.35 and $0.24 per share, respectively)	(3,699,783)	(2,529,244)

Beneficial Interest Transactions:
Proceeds from Shares Issued (974,480 and 607,003 shares, respectively)	9,511,099	5,752,843
Distributions Reinvested (382,603 and 276,722 shares, respectively)	3,699,772	2,529,235
Cost of Shares Redeemed (517,783) and (1,635,960) shares, respectively)	(5,075,893)	(15,464,838)
Net Increase (Decrease) in Net Assets
Resulting From Beneficial Interest Transactions	8,134,978	(7,182,760)

Net Increase (Decrease) in Net Assets	9,062,616	(5,538,985)

Net Assets:
Beginning of Period	98,953,180	104,492,165
End of Period	$ 108,015,796	$ 98,953,180

Undistributed Net Investment Income at End of Period	$ 759,954	$ 2,131,267

See accompanying notes to financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

		Six Months		Year		Year	Year	Year		Year
		Ended		Ended		Ended	Ended	Ended		Ended
		January 31, 2013		July 31, 2012		July 31, 2011	July 31, 2010	July 31, 2009		July 31, 2008
		(Unaudited)

Net Asset Value, Beginning of Period		$ 9.66		$ 9.50		$ 9.33	$ 9.60	$ 9.60		$ 10.11
	Increase (Decrease) From Operations:
	Net investment income (loss) (a)	0.21		0.25		0.32	0.06	(0.03)		0.13
	Net gain (loss) from investments,
	securites sold short and futures
contracts (both realized and unrealized)		0.23		0.15		0.03	(0.30)	0.07		0.09	(h)
Total from operations		0.44		0.40		0.35	(0.24)	0.04		0.22

Less Distributions:
From net investment income		(0.35)		(0.24)		(0.18)	(0.03)	(0.04)		(0.32)
From net realized gains on investments		-		-		-	-	(0.00)	(d)	(0.41)
Total Distributions		(0.35)		(0.24)		(0.18)	(0.03)	(0.04)		(0.73)

Net Asset Value, End of Period		$ 9.75		$ 9.66		$ 9.50	$ 9.33	$ 9.60		$ 9.60

Total Return (b)		4.48%		4.40%		3.77%	(2.56)%	0.46%		1.88%

Ratios/Supplemental Data
Net assets, end of period (in 000's)		$ 108,016		$ 98,953		$ 104,492	$ 107,599	$ 120,919		$ 126,682
Ratio to average net assets:
Expenses (e)		1.80%	(c)	1.78%	(f)	1.77%	1.74%	1.74%		1.74%
Net investment income (loss)(e)		4.44%	(c)	2.69%	(f)	3.33%	0.68%	(0.36)%		1.29%
Portfolio turnover rate		47%	(g)	366%		303%	502%	1,465%		1,522%
__________
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c )	Annualized.
(d)	Less than $.01 per share.
(e)	Does not include the expenses of the investment companies in which the Fund invests.
(f)	The ratios include 0.01% for the year ended July 31, 2012 attributed to dividends on securities sold short.
(g)	Not Annualized.
(h)

The amounts shown for the year ended July 31, 2008, for a share outstanding throughout the year, does not accord with the aggregate net realized and unrealized gains on investments for each year because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

See accompanying notes to financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2013 (Unaudited)

1.

ORGANIZATION

Changing Parameters Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

The Fund may invest in portfolios of open-end or closed-end investment companies. Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 106,376,836	$ -	$ -	$ 106,376,836
Short-Term Investments	1,604,123	199,938	-	1,804,061
Total	$ 107,980,959	$ 199,938	$ -	$ 108,180,897

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

The Fund did not hold any Level 3 securities during the year. There were no transfers between Level 1 & Level 2 during the year.  It is the Fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010 - 2012), or expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – The business activities of the Fund are overseen by the Board, which is responsible for the overall business activities of the Fund.  Changing Parameters, LLC serves as the Fund’s Investment Adviser (the “Adviser.”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services, and custody administrative services.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended January 31, 2013, the Adviser earned advisory fees of $786,609.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  The Plan has not been activated by the Fund and the Fund has no present intention to activate the Plan.  During the six months ended January 31, 2013, no fees were accrued under the Plan.

Trustees - Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Adviser. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Custody Administration – Pursuant to the terms of the Fund’s Custody Agreement with BNY Mellon (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services. The Custody Fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.  For the six months ended January 31, 2013, GFS collected $10,223 for providing such services.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended January 31, 2013, amounted to $58,734,053 and $46,810,463, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2012	July 31, 2011
Ordinary Income	$ 2,529,244	$ 2,021,786
	$ 2,529,244	$ 2,021,786

As of July 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	and Late	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Year Losses	(Depreciation)	Earnings/(Deficits)
$ 2,131,267	$ -	$ (8,203,939)	$ -	$ 2,655,427	$ (3,417,245)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss on investments and securities sold short is primarily attributable to the tax deferral of losses on wash sales.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Fund.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Portfolio’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At July 31, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 3,003,252	$ -	$ 3,003,252	7/31/2017
4,322,165		4,322,165	7/31/2019
878,522	-	878,522	Non-Expiring
$ 8,203,939	$ -	$ 8,203,939

Permanent book and tax differences primarily attributable to real estate investment trust adjustments resulted in reclassification for the period ended July 31, 2012 as follows: a decrease in undistributed net investment income of $6,519 and a decrease in accumulated net realized loss on investments and securities sold short of $6,519.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

6.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2013 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/12)	Ending Account Value (1/31/13)	Expenses Paid During the Period (8/1/12 to 1/31/13)
Actual	$1,000.00	$ 1,044.80	$9.27
Hypothetical (5% return before expenses)	$1,000.00	$ 1,016.14	$9.14

  *Expenses Paid During the Period are equal to the Fund’s annualized expense ratio of 1.80%, multiplied by the average account value over the period, multiplied by 184 days, and divided by 365 (to reflect the number of days in the period).

PORTFOLIO COMPOSITION as of JANUARY 31, 2013

% of Net Assets
Mutual Funds	98.5%
Short-Term Investments	1.7%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Changing Parameters Fund

SUPPLEMENTAL INFORMATION

January 31, 2013 (Unaudited)

Renewal of Advisory Agreement – Changing Parameters Fund

In connection with the regular meeting held on December 11 and 12, 2012 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Changing Parameters, LLC (the “Adviser”) and the Trust, on behalf of Changing Parameters Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Board Members were assisted by independent legal counsel throughout the Advisory Agreement review process.  The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed the services provided to the Fund by the Adviser, noting that the Adviser has a client relationship with most investors in the Fund, and a robust and proactive compliance program. The Board noted that no material compliance issues have arisen since the last approval of the advisory agreement. The Trust’s CCO indicated that he has a good working relationship with the Adviser’s CCO. He also indicated that the Adviser had trade settlement delays that caused overdrafts in the past, which they expect will be resolved through the use of a new custodian. The Trustees concluded that the nature, extent and quality of the services provided were acceptable.

Performance. The Trustees reviewed the performance of the Fund as compared to its peer group and Morningstar Category Average, noting that it underperformed both metrics over the 1-year period and since inception, but outperformed both metrics for the 5-year period. The Board took into account the fact that Morningstar ranked them first overall for Bear Market Performance in the Moderate Allocation category. The Trustees noted that, earlier in the Meeting, they had discussed various performance metrics such as standard deviation and drawdowns, as well as the frequency at which the Adviser moves the Fund to a predominantly cash or cash equivalent position with a representative of the Adviser. In arriving at their conclusion that the Fund’s performance is acceptable, the Board recognized that the performance of the Fund is consistent with the capital protection goal of the Fund.

Fees and Expenses.  The Trustees reviewed the Fund’s management fee and expense ratio, noting that both exceed the peer group average and Morningstar Category Average. Upon scrutiny of the peer group selected by the Adviser, the Board noted that one outlier fund reported a significantly higher management fee and expense ratio than the rest of the group. After discussion by telephone with a representative of the Adviser, the Board determined that the outlier fund was a vulture fund that was dissimilar to the Fund, and opted not to consider the outlier fund as part of the peer group. After the Board removed the outlier fund from the peer group, it was noted that the Fund continues to be higher than all of the funds in the peer group for management fees and expenses, and significantly higher than the average. The Adviser called the Board’s attention to the fact that the Fund utilizes an active tactical model to employ the Adviser’s defensive strategy, which results in high turnover, while the peer funds are less active in general, which results in relatively lower fees and expenses for their peers. The Trustees recalled the statement made by the Adviser’s representative regarding the resources dedicated to the trading model research, as well as the level of services provided to investors in the Fund. Based on the information provided, and the representations of the Adviser, the Board concluded that the fees are acceptable.

Changing Parameters Fund

SUPPLEMENTAL INFORMATION(Continued)

January 31, 2013 (Unaudited)

Economies of Scale. The Trustees noted that a representative of the Adviser had indicated that the Adviser is amenable to the discussion of breakpoints annually, but noted that the Fund’s current asset levels are not high enough to justify breakpoints at this time.  After discussion, it was the consensus of the Board that based on the current and anticipated size of the Fund, asset levels do not warrant breakpoints at this time, but economies of scale would be revisited at the next renewal and as the size of the Fund materially increases.

Profitability.  The Board reviewed a profitability analysis provided by the Adviser and noted the gross fees paid to the Adviser, and the net fees after expenses.  They considered that the Adviser was not receiving 12b-1 fees, soft dollars or affiliated brokerage fees in connection with its services rendered to the Fund.  After further discussion, the Trustees concluded that the Adviser was not earning excessive profits, measured in total dollars or as a percentage of fees earned, from its relationship with the Fund.

Conclusion.   Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that they were satisfied with the services provided by the Adviser, and that the advisory fee is reasonable and that renewal of the agreement is in the best interests of NLFT and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Administrator

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, NY 11788

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/11/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/11/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/11/13